Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per Share
Note 26 – Earnings per Share

Data used in calculation of the basic / diluted earnings per share

A.	Profit/(Loss) allocated to the holders of the ordinary shareholders

	For the year ended December 31,
	2020	2019	2018
	$ Thousands
Profit/(loss) for the year attributable to Kenon’s shareholders	507,106	(13,359)	434,213
Profit/(loss) for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	8,476	24,653	(5,631)
Profit/(loss) for the year from continuing operations attributable to Kenon’s shareholders
	498,630	(38,012)	439,844

B.	Number of ordinary shares

	For the year ended December 31
	2020	2019	2018
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,870	53,856	53,826